Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table summarizes the total compensation paid to our NEOs versus the performance of the Company for the fiscal years ended December 31, 2022, 2021 and 2020.
Year	Summary Compensation Table Total for Todd Newton	Summary Compensation Table Total for Tim Wright	Compensation Actually Paid to Todd Newton	Compensation Actually Paid to Tim Wright	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Loss (Thousands)
							TSR	Comp Peer Group TSR		Net Sales (Thousands)
(a)	(b)	(b)(j)(k)	(c)(j)	(c)(k)(l)	(d)(m)	(e)(n)	(f)	(g)	(h)	(i)
2022	$1,172,121	$4,810,234	$1,040,121	$(2,292,965)	$1,773,574	$796,402	$38.08	$33.14	$(30,197)	$267,841
2021	$—	$4,817,299	$—	$2,226,051	$1,798,504	$1,220,083	$82.74	$56.95	$(10,285)	$258,615
2020	$—	$4,730,002	$—	$6,303,611	$1,540,754	$1,966,280	$124.38	$76.37	$(49,284)	$248,234

(j)	differences between the Summary Compensation Table and Compensation Actually Paid reflect decreases in fair value of awards of $132,000 for the year ended December 31, 2022.
(k)	differences between the Summary Compensation Table and Compensation Actually Paid reflect forfeitures of share-based payment awards of $6,213,747 for the year ended December 31, 2022.
(l)
differences between the Summary Compensation Table and Compensation Actually Paid reflect increases (decreases) in the fair value of share-based payment awards of ($889,452), ($2,591,248), and $1,573,609 for the years ended December 31, 2022, 2021, and 2020, respectively.

(m)
The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Carlson, Mr. Hulse, Dr. Stein, and Dr. Kashyap (our former President, Wound Care & Surgical); (ii) for 2021, Mr. Carlson, Mr. Hulse, Dr. Stein, and Dr. Kashyap (our former President, Wound Care & Surgical); and (iii) for 2020, Mr. Carlson, Mr. Hulse, Dr. Stein, and Dr. Kashyap (our former President, Wound Care & Surgical).

(n)
differences between the Summary Compensation Table and Compensation Actually Paid reflect increases (decreases) in the fair value of share-based payment awards of ($977,172), ($578,422) and $425,526, respectively.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]
(m)
The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Carlson, Mr. Hulse, Dr. Stein, and Dr. Kashyap (our former President, Wound Care & Surgical); (ii) for 2021, Mr. Carlson, Mr. Hulse, Dr. Stein, and Dr. Kashyap (our former President, Wound Care & Surgical); and (iii) for 2020, Mr. Carlson, Mr. Hulse, Dr. Stein, and Dr. Kashyap (our former President, Wound Care & Surgical).

Non-PEO NEO Average Total Compensation Amount	$ 1,773,574	$ 1,798,504	$ 1,540,754
Non-PEO NEO Average Compensation Actually Paid Amount	$ 796,402	1,220,083	1,966,280
Tabular List [Table Text Block]
The table above shows the relationships between the executive compensation actually paid to the PEOs and our other non-PEO NEOs and our TSR, in general declining as the TSR declined, with exceptions largely reflecting lump sum severance payments, among other items. In line with our Compensation Peer Group TSR, our TSR has declined over the last three years, reflecting the market’s reaction to the end of FDA enforcement discretion, resulting in our inability to sell certain of our products in the United States, and our unsuccessful Phase 2b KOA clinical trial, as well as poor market conditions for our peers generally. The Company also sets compensation goals and measures performance to determine compensation looking at TSR and three other primary measures:
Net Sales – Our net sales (the financial measure we believe has been most important to our compensation determinations for all our NEOs in 2022) have increased over the three-year period, but not at the target levels we have set for ourselves, and this is reflected in the lower executive compensation actually paid over the same three-year period.
Adjusted EBITDA – Our Adjusted EBITDA has declined over the three-year period, which was expected due, in part, to the end of enforcement discretion as mentioned above, along with other expenses associated with items that we do not expect to recur in the future.
R&D Goals – The Company also set several R&D goals for the business in order to continue to bring new products to the market. In late-2022, we were able to successfully launch two such products for our Wound & Surgical business and continue to invest in R&D activities with the aim of continuing to launch additional products in future periods.
Our net loss variations over the three year period have been more reflections of the end of FDA enforcement discretion and other factors, and have therefore had less impact on our executive compensation actually paid.

Total Shareholder Return Amount	$ 38.08	82.74	124.38
Peer Group Total Shareholder Return Amount	33.14	56.95	76.37
Net Income (Loss)	$ (30,197,000)	$ (10,285,000)	$ (49,284,000)
Company Selected Measure Amount	267,841,000	258,615,000	248,234,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	R&D Goals
Todd Newton [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,172,121	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 1,040,121	$ 0	$ 0
PEO Name	Todd Newton	Todd Newton	Todd Newton
Tim Wright [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,810,234	$ 4,817,299	$ 4,730,002
PEO Actually Paid Compensation Amount	$ (2,292,965)	$ 2,226,051	$ 6,303,611
PEO Name	Tim Wright	Tim Wright	Tim Wright
PEO [Member] | Decrease in Fair Value of Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (132,000)
PEO [Member] | Tim Wright [Member] | Forfeitures of Share-Based Payment Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,213,747
PEO [Member] | Tim Wright [Member] | Increases (Decreases) in Fair Value of Share-Based Payment Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(889,452)	$ (2,591,248)	$ 1,573,609
Non-PEO NEO [Member] | Increases (Decreases) in Fair Value of Share-Based Payment Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (977,172)	$ (578,422)	$ 425,526